As filed with the Securities and Exchange Commission on
February 18, 1997.
                                        Registration Nos. 2-80348
                                                         811-3599
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X /
     Pre-Effective Amendment No.  ______              /   /
     Post-Effective Amendment No.  40                 /X /
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
        Amendment No.   42                      /X /
                (Check appropriate box or boxes)

                         THE ROYCE FUND
       (Exact name of Registrant as specified in charter)

     1414 Avenue of the Americas, New York, New York  10019
     (Address of principal executive offices)    (Zip Code)
Registrant's Telephone Number, including Area Code: (212) 355-7311

                  Charles M. Royce, President
                         The Royce Fund
    1414 Avenue of the Americas, New York, New York  10019
            (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box) /x/ immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)*
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on (date) pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/X / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Royce Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year will be filed on or before February 28, 1996.

                         Total number of pages:
           Index to Exhibits is located on page:

                     CROSS REFERENCE SHEET
             (Pursuant to Rule 481 of Regulation C)


Item  of  Form N-1A                          CAPTION or Location in Prospectus

Part A
I.     Cover Page.........                   Cover Page

II.    Synopsis...........                   FUND EXPENSES

III.   Condensed Financial Information...    FINANCIAL HIGHLIGHTS

IV.    General Description of Registrant..   INVESTMENT OBJECTIVES,
                                             INVESTMENT POLICIES,
                                             INVESTMENT RISKS,
                                             INVESTMENT LIMITATIONS,
                                             SIZE LIMITATIONS***,
                                             GENERAL INFORMATION

V.     Management of the Fund............    MANAGEMENT OF THE  TRUST,
                                             GENERAL INFORMATION

V.A.   Management's Discussion of
        Fund Performance...................           *

VI.    Capital Stock and Other Securities.   GENERAL INFORMATION,
                                             DIVIDENDS, DISTRIBUTIONS AND
                                               TAXES,
                                             IMPORTANT ACCOUNT INFORMATION,
                                             REDEEMING YOUR SHARES,
                                             TRANSFERRING OWNERSHIP,
                                             OTHER SERVICES

VII.   Purchase of Securities Being
        Offered  ........................    INVESTMENT POLICIES****,
                                             NET ASSET VALUE PER SHARE,
                                             OPENING AN ACCOUNT AND
                                               PURCHASING SHARES,
                                             EXCHANGE PRIVILEGE,
                                             OTHER SERVICES

VIII.  Redemption or Repurchase..........    REDEEMING YOUR SHARES

IX.    Pending Legal Proceedings.........            *

                                             CAPTION or Location in Statement
Item of Form  N-1A                           of Additional Information

Part B
X.    Cover Page..................           Cover Page

XI.   Table of Contents.................     TABLE OF CONTENTS

XII.  General Information and History....          *

XIII. Investment Objectives and Policies.    INVESTMENT POLICIES AND
                                               LIMITATIONS,
                                             RISK FACTORS AND SPECIAL
                                               CONSIDERATIONS

XIV.  Management of the Fund.............    MANAGEMENT OF THE TRUST

XV.   Control Persons and Principal
       Holders of Securities.............    MANAGEMENT OF THE TRUST,
                                             PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
       Services ..........                   MANAGEMENT OF THE TRUST,
                                             INVESTMENT ADVISORY SERVICES,
                                             CUSTODIAN,
                                             INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
       Practices....................         PORTFOLIO TRANSACTIONS

XVIII. Capital Stock and Other Securities.   DESCRIPTION OF THE TRUST

XIX.  Purchase, Redemption and Pricing
       of Securities Being Offered.......    PRICING OF SHARES BEING OFFERED,
                                             REDEMPTIONS IN KIND

XX.   Tax Status.........................    TAXATION

XXI.  Underwriters.......................           *

XXII. Calculation of Performance Data....    PERFORMANCE DATA

XXIII. Financial Statements..............           **

*    Not applicable.
**   Incorporated by reference.
*** Relates only to The REvest Growth & Income Fund, a series of the Trust. **** Relates only to Royce GiftShares Fund, a series of the Trust.

PROSPECTUS
   February  18, 1997


The REvest
Growth & Income
Fund
A No-Load Mutual Fund


Managed by
Royce, Ebright & Associates, Inc.


A Series of The Royce Fund

The REvest Growth & Income Fund

   PROSPECTUS -- February 18, 1997
___________________________________________________________________________

NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-221-4268
___________________________________________________________________________

INVESTMENT ADVISER INFORMATION -- 1-800-277-5573
___________________________________________________________________________

SHAREHOLDER SERVICES -- 1-800-841-1180
___________________________________________________________________________

INVESTMENT
OBJECTIVES AND
POLICIES

The REvest Growth & Income Fund (the "Fund") primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities of small and medium-sized companies viewed by the Fund's investment adviser as having attractive financial characteristics and/or growth prospects and selected on a value basis. There can be no assurance that the Fund will achieve its objectives.

The Fund is a no-load series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of eleven series. This Prospectus relates to The REvest Growth & Income Fund only.


____________________________________________________________________________

ABOUT THIS
PROSPECTUS

   This Prospectus sets forth concisely the information that you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Additional Information", containing further information about the Fund and the Trust, has been filed with the Securities and Exchange Commission. The Statement is dated February 18,
1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.


____________________________________________________________________________

TABLE OF CONTENTS
                           Page                                          Page
Fund Expenses               3     Dividends, Distributions and Taxes     10
Financial Highlights        4     Net Asset Value Per Share              11
Investment Performance      5            SHAREHOLDER GUIDE
Investment Objectives       5     Opening an Account and Purchasing Shares 12
Investment Policies         6     Choosing a Distribution Option         14
Investment Risks            7     Important Account Information          15
Investment Limitations      7     Redeeming Your Shares                  16
Management of the Trust     9     Exchange Privilege                     18
Size Limitations           10     Transferring Ownership                 19
 General Information       10     Other Services                         19

____________________________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
____________________________________________________________________________

A Series of The Royce Fund

FUND EXPENSES

The Fund is no-load and has no 12b-1 fees

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases . . . . . . .          None
Sales Load Imposed on Reinvested Dividends . . .       None
Redemption Fee --
     1 Year or More After Initial Purchase. .  .. .    None
Early Redemption Fee --
     Less Than 1 Year After Initial Purchase  . .       1%

   Annual Fund Operating Expenses

Management Fees . . . . .. . . . . . . .               1.00%
Other Expenses . . . . . . . . . . . . .                .29%
Total Operating Expenses . . . . . . . .               1.29%

___________________

The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund.

   The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.
     1 Year       3 Years   5 Years   10 Years
       $13          $41       $71       $156

   These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

______________________________________________

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

The following financial highlights are part of the Fund's financial statements and have been audited by Coopers & Lybrand L.L.P., independent accountants. Such financial statements and Coopers & Lybrand L.L.P.'s reports on them are included in the Fund's Annual Report to Shareholders for 1996 and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the Fund's performance is contained elsewhere in this Prospectus and in the Fund's Annual Report to Shareholders for 1996, which may be obtained without charge by calling Investor Information.


                                       Year           Year         8/1/94
                                       Ended          Ended          to
                                      12/31/96     12/31/95       12/31/94

Net Asset Value, Beginning of Period    $10.73         $9.66       $10.00
Investment Operations
Net investment income                     0.21          0.18         0.04
Net realized and unrealized gain
 (loss) on investments                    2.16          1.38        (0.33)
      Total from Investment
        Operations                        2.37          1.56        (0.29)
Dividends and Distributions
Net investment income                    (0.21)        (0.17)       (0.05)
Net realized gain on investments         (0.68)        (0.32)          -
      Total Dividends and
          Distributions                  (0.89)        (0.49)       (0.05)
Net Asset Value, End of Period          $12.21         $10.73       $9.66

Total Return                              22.3%          16.2%      -2.90%
Ratios/Supplemental Data
Net Assets, End of Period (000's)      $42,099        $35,804     $21,676
Ratio of Expenses to
  Average Net Assets (a)                  1.29%          1.30%       1.42%*
Ratio of Net Investment Income
  to Average Net Assets (a)               1.78%          1.73%       1.45%*
Portfolio Turnover Rate                     64%            53%          5%
Average Commission Rate Paid+          $0.0580             -            -
___________________

* Annualized.
(a) Expenses for 1994 are shown after fee waiver by the adviser. Absent such waiver, the ratio of expenses to average net assets for the Fund would have been 1.78%.

   + For fiscal years beginning on or after October 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.

______________________________________________

INVESTMENT PERFORMANCE

Total return is the change in value over a given period for a continuous shareholder, assuming reinvestment of dividends and capital gains

From time to time, the Fund may include in communications to current or prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period and assumes redemption at the end of the period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period.

Total returns are historical measures of past performance and are not intended to indicate future performance. Both rates of return assume the reinvestment of all net investment income dividends and capital gains distributions . The figures do not reflect the Fund's early redemption fee because it applies only to redemptions in accounts open for less than one year.

   The Fund's average annual total return for the periods ended December 31, 1996 were:
     One Year  Since Inception*
     22.3%          14.3%
*August 1, 1994
______________________________________________

INVESTMENT  OBJECTIVES

The REvest Growth & Income Fund primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities of small and medium-sized companies viewed by the Fund's investment adviser as having attractive financial characteristics and/or growth prospects and selected on a value basis. Since certain risks are inherent in owning any security, there can be no assurance that the Fund will achieve its objectives.

The investment objectives of primarily long-term growth and secondarily current income are fundamental and may not be changed without the approval of a majority of the Fund's voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

______________________________________________

INVESTMENT  POLICIES

The Fund invests on a "value" basis

   Royce, Ebright & Associates, Inc. ("RE&A"), the Fund's investment adviser, uses a "value" method in managing the Fund's assets. In its selection process, RE&A considers a company's cash flows, its balance sheet quality, an understanding of various internal returns indicative of profitability and its growth prospects in trying to relate such factors to the price of a given security. With regard to each portfolio security in which the Funds invests, RE&A seeks to identify a "valuation discrepancy" between the security's then current market price and its "business worth," that is, what a knowledgeable buyer would pay for the entire company, based on an appraisal of its financial characteristics and/or growth prospects.

After this appraisal of value process is completed, RE&A then, in addition, seeks to identify and evaluate "vitality factors", which are those characteristics of a portfolio company that could result in the building of future value for shareholders. Examples of such "vitality factors" include research and development efforts, new products, new market development efforts, the redeployment of underutilized assets, an active acquisition program, stock buy-back programs, cost reduction programs and investments in new technologies or processes.

The portfolio, therefore, is a collection of securities that RE&A believes have all been purchased at a discount to their real "business worth" and posses, in addition, "vitality factors" that should allow them to build future incremental value for shareholders. RE&A believes that profits can come both from the continued success and growth of each portfolio company as well as the eventual elimination of each security's valuation discrepancy.

The Fund invests primarily in small and medium-sized companies

The Fund invests primarily in small and medium-sized companies. RE&A believes that there are many high quality companies in the "small-cap" and "mid-cap" sectors that have above average growth prospects but are not widely followed or understood by investors. RE&A seeks to identify and invest in such companies when their securities can be purchased at appropriate discounts to RE&A's assessment of their "business worth".

In accordance with its objectives of seeking primarily long-term growth (realized and unrealized) and secondarily current income, the Fund will normally invest at least 90% of its assets in common stocks, convertible preferred stocks and convertible bonds. At least 80% of these securities will be income-producing, and 80% of these securities will be issued by companies with stock market capitalizations between $200,000,000 and $2,000,000,000 at the time of investment. The Fund will normally have a weighted average market capitalization size in excess of $500,000,000. The remainder of the Fund's assets may be invested in securities with lower or higher market capitalizations, non-dividend paying common stocks and non-convertible fixed income securities. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter market. While most of the Fund's securities will be income-producing, the composite yield of the Fund's securities may be either higher or lower than the composite yield of the stocks in the S & P 500 Index.

______________________________________________

INVESTMENT RISKS

The Fund is subject to certain investment risks

As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, RE&A's investment method requires a long-term investment horizon. The Fund should not be used to play short-term swings in the market.

______________________________________________

INVESTMENT LIMITATIONS

The Fund has adopted a number of fundamental policies

The Fund has adopted a number of fundamental policies, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These policies are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:
(a) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;
(b)  invest more than 25% of its assets in any one industry; or
(c) invest in companies for the purpose of exercising control of management.

Other Investment Practices:

In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

Short-term fixed income securities

The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary defensive investment policy, its investment objectives may not be achieved.

Foreign securities

The Fund may invest up to 5% of its net assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Lower-rated  debt securities

The Fund may also invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corporation or, if unrated, determined to be of comparable quality.

Portfolio turnover

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held.
______________________________________________

MANAGEMENT OF THE TRUST

Royce, Ebright & Associates, Inc. is responsible for the management of the Fund's portfolio

   The Trust's business and affairs are managed under the direction of its Board of Trustees. Royce, Ebright & Associates, Inc. (RE&A), the Fund's investment adviser, is responsible for the management of the Fund's portfolio, subject to the authority of the Board of Trustees. RE&A was organized in June 1994, and became the Fund's investment adviser on August 1, 1994, when the Fund commenced operations. Thomas R. Ebright is the President and Treasurer, a director and the principal shareholder of RE&A. He is also a Vice President of Quest Advisory Corp. ("Quest"), the investment adviser for the ten other series currently offered by the Trust. Jennifer E. Goff, Mr. Ebright's daughter, has been a Vice President, a director and a shareholder of RE&A since RE&A's inception, June 1, 1994. Also, during the last five years Ms. Goff has completed her undergraduate education at Dartmouth College (BA `93), worked full-time as a security analyst at Quest from July 1993 to August 1994, and then completed her graduate studies in Finance at Columbia University (MBA `96). Charles M. Royce, President, Secretary, Treasurer, sole director and sole voting shareholder of Quest, and a trust for various members of his family, are also shareholders of RE&A. The Fund's portfolio is managed primarily by Mr. Ebright and secondarily by Ms. Goff, who are solely responsible for RE&A's investment management activities.

As compensation for its services to the Fund, RE&A is entitled to receive advisory fees equal to 1% per annum of the first $50,000,000 of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50,000,000. These fees are payable monthly from the assets of the Fund. For 1996, the fees paid to RE&A by the Fund were 1.00% of its average net assets.

Brokerage Allocation

RE&A selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to RE&A. RE&A is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for the same transaction.

Distribution

   Quest Distributors, Inc. ("QDI"), which is wholly-owned by Charles M. Royce, acts as distributor of the Fund's shares. RE&A and/or the Fund may pay, to unaffiliated broker-dealers, financial institutions or other service providers who introduce investors to the Fund and/or provide certain administrative services to those of their customers who are Fund shareholders, up to .25% of the assets invested in the Fund by their customers. Compensation paid in connection with such programs may include payments from the Fund for certain shareholder-related services being provided to the Fund. When shares of the Fund are purchased in this way, the service provider, rather than its customer, may be the shareholder of record of the Fund's shares. Investors should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered.

______________________________________________

SIZE LIMITATIONS

If the Fund's assets total $350,000,000 or more on December 31 of any year, then the Fund will, commencing on March 1 of the next year, cease selling shares to any new investors and will not resume selling its shares to new investors unless and until its assets total $250,000,000 or less on the last day of any subsequent calendar quarter, in which case it may resume sales to new investors on the first day of the next calendar quarter and continue them subject to the $350,000,000 limitation. In addition, prior to August 1, 1997, shares of the Fund may be offered and sold only to investors who are customers of certain broker-dealers or clients of certain investment advisors that have been pre-approved by QDI and to certain other classes of investors. These limitations will cause the Fund's ratio of total operating expenses to average net assets to be higher than it would be in their absence.
______________________________________________

GENERAL INFORMATION

   The Royce Fund (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as an open-end, diversified management investment company. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.

The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's Transfer Agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Fund

______________________________________________

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends are paid quarterly and capital gain distributions are made in December

The Fund pays dividends from net investment income quarterly and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

Shareholders will receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends-received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations.

Distributions paid from long-term capital gains of the Fund are treated as long-term capital gains, regardless of how long the shareholder has held Fund shares. If a shareholder disposes of shares held for six months or less at a loss, such loss will be treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares.

The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application Form their proper Social Security or Taxpayer Identification Number and certifying that they are not subject to backup withholding.

The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes an additional description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

______________________________________________

NET ASSET VALUE PER SHARE

Net asset value per share (NAV) is determined each day the New York Stock Exchange is open

Fund shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent. The net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees.
Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.
______________________________________________

SHAREHOLDER GUIDE

OPENING AN ACCOUNT AND PURCHASING  SHARES

The Fund's shares are offered on a no-load basis. To open a new account other than an IRA or 403(b)(7) account, either by mail, by telephone, by wire or through broker-dealers, simply complete and return the Account Application. Separate forms must be used for opening IRA's or 403(b)(7) accounts; please call Investor Information at 1-800-221-4268 if you need these forms. Please indicate the amount you wish to invest. Your initial purchase must be at least $10,000, except for IRA's and accounts establishing an Automatic Investment Plan, which have $500 minimums. If you need assistance with the Account Application Form or have any questions about the Fund, please call Investor Information at 1-800-221-4268.

Subsequent investments may be made by mail ($50 minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express Service (a system of electronic funds transfer from your bank account).
___________________

Purchasing By Mail:

Complete and sign the enclosed Account Application Form

NEW ACCOUNT

Please include the amount of your initial investment on the Application Form, make your check payable to The REvest Growth & Income Fund, and mail to:

The Royce Funds
P.O. Box 419012
Kansas City, MO 64141-6012

For express or registered mail, send to:

The Royce Funds
c/o National Financial Data Services
1004 Baltimore, 5th Floor
Kansas City, MO 64105

ADDITIONAL INVESTMENTS
TO EXISTING ACCOUNTS

Additional investments should include the Invest-by-Mail remittance form attached to your Fund confirmation statements. Please make your check payable to The REvest Growth & Income Fund, write your account number on your check and, using the return envelope provided, mail to the address indicated on the Invest-by-Mail form.

All written requests should be mailed to one of the addresses indicated for new accounts.

___________________

Purchasing By Telephone:

To open an account by telephone, you should call Investor Information (1-800-221-4268) before 4:00 p.m., Eastern time. You will be given a confirming order number for your purchase. This number must be placed on your completed Application before mailing. If a completed and signed Application is not received on an account opened by telephone, the account may be subject to backup withholding of Federal income taxes.

Subsequent telephone purchases ($500 minimum) may also be made by calling Investor Information. For all telephone purchases, payment is due within three business days and may be made by wire or personal, business or bank check, subject to collection.
___________________

Purchasing By Wire:

Before Wiring: - For a new account, please contact Investor Services at 1-800-221-4268.
Money should be wired to:

     State Street Bank and Trust Company
     ABA 011000028    DDA 9904-712-8
     Ref:  The REvest Growth & Income Fund
     Order Number or Account Number
     Account Name

To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number (for telephone purchases) or account number. If you are opening a new account, you must call Investor Information to obtain an order number, complete the Account Application Form and mail it to the "New Account" address above after completing your wire arrangement. Note:
Federal Funds wire purchase orders will be accepted only when the Fund and Custodian are open for business.

___________________

Purchasing By Express Service:

You can purchase shares automatically or at your discretion through the following options:

Expedited Purchase Option permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone.

Automatic Investment Plan allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly schedule you select.

To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application Form and attach a voided check. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

To make an Expedited Purchase, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.
Payroll Direct Deposit Plan and Government Direct Deposit Plan let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form, which may be obtained from Investor Information by calling 1-800-221-4268.

______________________________________________

CHOOSING A DISTRIBUTION OPTION

You may select one of three distribution options:

1. Automatic Reinvestment Option--Both net investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

2. Cash Dividend Option--Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

3. All Cash Option--Both dividends and capital gains distributions will be paid in cash.

You may change your option by calling Shareholder Services at 1-800-841-
1180.

______________________________________________

IMPORTANT ACCOUNT INFORMATION

The easiest way to establish optional services on your account is to select the options you desire when you complete your Account Application Form. If you want to add shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder Services at 1-800-841-1180 for further assistance.

Signature Guarantees

For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates

Certificates for whole shares will be issued upon request. If a certificate is lost, you may incur an expense to replace it.

Broker/Dealer Purchases

If you purchase Fund shares through a registered broker-dealer or investment adviser, the broker-dealer or adviser may charge a service fee.

Telephone  Transactions

Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The transfer agent uses certain procedures to confirm that telephone instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.

Nonpayment

If your check or wire does not clear, or if payment is not received for any telephone purchase, the transaction will be cancelled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for Purchases

Your trade date is the date on which share purchases are credited to your account. If your purchase is made by telephone, check, Federal Funds wire or exchange and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.

In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.

______________________________________________

REDEEMING YOUR SHARES

You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone. Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

___________________

Redeeming By Mail

Requests should be mailed to The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o National Financial Data Services, 1004 Baltimore, 5th Floor, Kansas City, MO 64105.) The redemption price of shares will be their net asset value next determined after NFDS has received all required documents in Good Order.

Definition of Good Order

Good Order means that the request includes the following:

1.   The account number and Fund name.

2.   The amount of the transaction (specified in dollars or shares).

3. Signatures of all owners exactly as they are registered on the account.

4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.

5.   Certificates, if any are held.

6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.

Redeeming by Telephone

Shareholders who have not established Express Service may redeem up to $50,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt. Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also "Important Account Information - Telephone Transactions".

Redeeming By Express Service

If you select the Express Service Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application Form or call Shareholder Services at 1-800-841-1180 for an Express Service application.

Important Redemption Information

If you are redeeming shares recently purchased by check, Express Service Expedited Purchase or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the Transfer Agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Although redemptions have always been made in cash, the Fund may redeem in kind under certain circumstances.

Early Redemption Fee

In order to discourage short-term trading, an early redemption fee of 1% of the net asset value of the shares being redeemed is imposed if a shareholder redeems shares of the Fund less than one year after becoming a shareholder. The fee is payable to the Fund out of the redemption proceeds otherwise payable to the shareholder and is used to offset the costs associated with redemptions. No redemption fee will be payable on an exchange into another Royce fund or by shareholders who are (a) employees or representatives of the Trust or RE&A or members of their immediate families or employee benefit plans for them, (b) participants in the Automatic Withdrawal Plan, (c) certain Trust-approved Group Investment Plans and charitable organizations, or (d) omnibus and other similar account customers of certain Trust-approved broker-dealers and other institutions.

Minimum Account Balance Requirement

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.

EXCHANGE PRIVILEGE

Exchanges between series of the Trust and with other open-end Royce funds are permitted by telephone or by mail. An exchange is treated as a redemption and purchase; therefore, you could realize a taxable gain or loss on the transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series or fund then offering its shares for sale in your state of residence. The Trust reserves the right to revise or terminate the exchange privilege at any time.

TRANSFERRING OWNERSHIP

You may transfer the ownership of any of your Fund shares to another person by writing to: The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. The request must be in Good Order (see "Redeeming Your Shares
- Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-800-841-1180) for full instructions.

OTHER SERVICES

For more information about any of these services, please call Investor Information at 1-800-221-4268.

Statements and Reports

A statement will be sent to you each time you have a transaction in your account and at year-end. Financial reports will be mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

Tax-Sheltered Retirement Plans

Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-221-4268.


The Royce Fund
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268


Investment Adviser
Royce, Ebright & Associates, Inc.
Thomas R. Ebright, President
50 Portland Pier
Portland, ME 04101

Distributor
Quest Distributors, Inc.
1414 Avenue of the Americas
New York, NY 10019

Transfer Agent
State Street Bank and Trust Company
c/o National Financial Data Services
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


   Officers
Charles M. Royce, President and Treasurer
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
John E. Denneen, Secretary

                    Royce, Ebright & Associates, Inc.
                            Investment Adviser
                             50 Portland Pier
                         Portland, ME 04101-4721
                     (207) 774-7455   (800) 277-5573
                            Fax (207) 772-7370


                                  REvest
                           GROWTH & INCOME FUND
                       1414 AVENUE OF THE AMERICAS
                         NEW YORK, NEW YORK 10019
                              (800) 221-4268

                        A SERIES OF THE ROYCE FUND

                The REvest Growth & Income Fund
              STATEMENT OF ADDITIONAL INFORMATION

         The REvest Growth & Income Fund (the "Fund") is one of twelve professionally-managed portfolios or series of THE ROYCE FUND (the "Trust"), a Delaware business trust and an open-end
registered   investment  company.   Each  series   has   distinct
investment objectives, policies and/or bases for investing, and a shareholder's interest is limited to the series in which the shareholder owns shares. The twelve series are:

                    Pennsylvania Mutual Fund
                       Royce Premier Fund
                      Royce Micro-Cap Fund
                    Royce Equity Income Fund
                   Royce Low-Priced Stock Fund
                      Royce GiftShares Fund
                        Royce Value Fund
                     Royce Total Return Fund
                   Royce Global Services Fund
                             PMF II
                  Royce Financial Services Fund
                 The REvest Growth & Income Fund

     This Statement of Additional Information relates only to the Fund. The other series are covered by their own separate
Statement of Additional Information.

      The Fund is designed for long-term investors, including those who wish to use its shares as a funding vehicle for certain tax-deferred retirement plans (including Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time.

          This   Statement of Additional Information is  not   a
prospectus, but should be read in conjunction with the Trust's current Prospectus for the Fund (dated February 18, 1997). Please retain this document for future reference. The audited financial statements included in the Annual Report to Shareholders of the Fund for the fiscal period ended December 31, 1996 are incorporated herein by reference. To obtain an additional copy of the Fund's Prospectus or Annual Report or a copy of the Prospectus or Annual Report to Shareholders for any of the Trust's other series, please call Investor Information at 1-800-221-4268.

Investment Adviser                          Transfer Agent
Royce, Ebright and Associates, Inc. ("RE&A")State Street Bank and Trust Company
                                          c/o National Financial Data Services

Distributor                              Custodian
Quest Distributors, Inc. ("QDI")         State Street Bank and Trust Company

                       February 18, 1997

                       TABLE OF CONTENTS

   PAGE
INVESTMENT POLICIES AND LIMITATIONS                             2
RISK FACTORS AND SPECIAL CONSIDERATIONS                         3
MANAGEMENT OF THE TRUST                                         7
PRINCIPAL HOLDERS OF SHARES                                     9
INVESTMENT ADVISORY SERVICES                                   10
DISTRIBUTOR                                                    11
CUSTODIAN                                                      11
INDEPENDENT ACCOUNTANTS                                        11
PORTFOLIO TRANSACTIONS                                         11
PRICING OF SHARES BEING OFFERED                                12
REDEMPTIONS IN KIND                                            13
TAXATION                                                       13
DESCRIPTION OF THE TRUST                                       16
PERFORMANCE DATA                                               18

               INVESTMENT POLICIES AND LIMITATIONS

     The following investment policies and limitations supplement those set forth in the Fund's Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

     The Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting the Fund.

     The Fund may not, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 5% of its total assets in the securities of foreign issuers;

          7. Invest in restricted securities or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% of its assets in securities without readily available market quotations
               (i.e., illiquid securities);

          9. Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

         10.   Invest more than 25% of its assets in any one industry;

         11. Acquire more than 10% of the outstanding voting securities of any one issuer;

         12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

         13.   Purchase or sell commodities or commodity contracts;

         14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Fund may loan up to 5% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

         15. Invest in companies for the purpose of exercising control of management;

         16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

         17.   Invest in the securities of other investment companies; or

         18. Purchase any warrants, rights or options, except that the Fund may, if no value is assigned thereto, acquire warrants in units with or attached to debt securities or non-convertible preferred stock.


     The Fund may not, as a matter of operating policy:


          1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

          2. Enter into repurchase agreements with any party other than the custodian of its assets or having a term of more than seven days.


             RISK FACTORS AND SPECIAL CONSIDERATIONS

Fund's Rights as Stockholder

     As noted above, the Fund may not invest in a company for the purpose of exercising control of management. However, the Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if RE&A or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that the Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that the Fund could be involved in lawsuits related to such activities. RE&A will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Fund and the risk of actual liability if the Fund is involved in litigation. However, no guarantee can be made that litigation against the Fund will not be undertaken or liabilities incurred.

      The Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if RE&A and the Trust's Board of Trustees determine this to be in the best interests of the Fund's shareholders.

Securities Lending

     The Fund may lend up to 5% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Fund's custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in RE&A's judgment, the consideration to be earned from such loans would justify the risk.

     RE&A understands that it is the current view of the staff of the Securities and Exchange Commission that the Fund may engage in such loan transactions only under the following conditions:
(i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

      The Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which the Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees.

Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the risk of default is higher for lower-rated (high-
risk) debt securities, RE&A's research and credit analysis may play an important part in managing securities of this type for the Fund. In considering such investments for the Fund, RE&A will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. RE&A's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

      The Fund may invest up to 5% of its total assets in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that RE&A will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     American Depositary Receipts (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of shares of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an
unsponsored   facility   without  participation   by   (or   even
necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-
cash  distributions and the performance of other  services.   The
depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner
as   unsponsored  facilities,  except  that  the  issuer  of  the deposited  securities enters into a deposit  agreement  with  the
depository.   The  deposit  agreement sets  out  the  rights  and
responsibilities  of  the  issuer, the  depository  and  the  ADR
holders.   With sponsored facilities, the issuer of the deposited
securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

      In a repurchase agreement, the Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

     The Fund may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Portfolio Turnover

      The Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held. For the year ended December 31, 1996, the year ended December 31, 1995, and the period from August 1, 1994 (commencement of operations) through December 31, 1994, the Fund's portfolio turnover rates were 64%, 53% and 5%, respectively. The Fund's portfolio turnover rate for 1994, its start-up period, was low because the Fund was establishing a portfolio. Higher portfolio turnover rates will increase the Fund's transaction costs, including brokerage commissions.

                             * * *

      RE&A believes that the Fund is suitable for investment only by  persons  who  are in a financial position  to  assume  above-
average   investment  risks  in  search  for  long-term   capital
appreciation.

                     MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:

                    Position Held
Name and Address    with the Trust  Principal Occupations During Past 5 Years

   Charles  M. Royce* Trustee,      President, Secretary, Treasurer,
(57)                  President     sole  director and sole voting
1414 Avenue of the    and           shareholder of Quest Advisory Corp.
 Americas             Treasurer     ("Quest"), the Trust's and its
New York, NY 10019                  predecessors'  principal  investment
                                    adviser;   Trustee,  President   and
                                    Treasurer  of  the  Trust  and   its
                                    predecessors;  Director,   President
                                    and  Treasurer of Royce Value Trust,
                                    Inc.  ("RVT")  and, since  September
                                    1993,  Royce  Micro-Cap Trust,  Inc.
                                    ("OTCM"),   closed-end   diversified
                                    management  investment companies  of
                                    which   Quest   is  the   investment
                                    adviser  (the  Trust, RVT  and  OTCM
                                    collectively,  "The  Royce  Funds");
                                    Secretary  and  sole  director   and
                                    shareholder  of Quest  Distributors,
                                    Inc.  ("QDI"),  the  distributor  of
                                    the  Trust's  shares;  and  managing
                                    general  partner of Quest Management
                                    Company    ("QMC"),   a   registered
                                    investment    adviser,    and    its
                                    predecessor.

   Thomas R. Ebright* Trustee       Vice President of Quest; Trustee of
(52)                  and Vice      The Royce Funds and one of its
50 Portland Pier      President     predecessors; Vice President of The
Portland, ME 04101                  Royce Funds and one of its
                                    predecessors; Director of RVT and,
                                    since September 1993, OTCM; Vice
                                    President since November 1995
                                    (President until October 1995) and
                                    Treasurer of QDI; general partner
                                    of QMC and its predecessor until
                                    June 1994; President, Treasurer and
                                    a director and principal
                                    shareholder of RE&A since June
                                    1994; director of Atlantic Pro
                                    Sports, Inc. and of the Strasburg
                                    Rail Road Co. since March 1993; and
                                    President and principal owner of
                                    Baltimore Professional Hockey, Inc.
                                    until May 1993.

   Hubert L. Cafritz  Trustee       Financial Consultant.
(73)
9421 Crosby Road
Silver Spring, MD
20910

   Richard M. Galkin  Trustee       Private  investor and  President  of
(58)                                Richard M. Galkin Associates,  Inc.,
5284 Boca Marina                    tele-communications consultants.
Boca Raton, FL
33487

   Stephen L. Isaacs  Trustee       Director   of  Columbia   University
(57)                                Development Law and Policy  Program;
60 Haven Street,                    Professor  at  Columbia  University;
Fl. B-2                             President   of  Stephen  L.   Isaacs
New York, NY 10032                  Associates, Consultants.

   William L. Koke    Trustee       Registered  investment  adviser  and
(62)                                financial   planner  with  Shoreline
73 Pointina Road                    Financial Consultants.
Westport, CT 06498

                    Position Held
Name and Address    with the Trust  Principal Occupations During Past 5 Years

   David L. Meister   Trustee       Consultant   to  the  communications
(57)                                industry  since  January  1993   and
111 Marquez Place                   Executive officer of Digital  Planet
Pacific Palisades,                  Inc.  from  April 1991  to  December
CA 90272                            1992.

   Jack E. Fockler,   Vice          Vice  President (since August  1993)
Jr.* (38)             President     and   senior  associate  of   Quest,
1414 Avenue of the                  having been employed by Quest  since
Americas                            October 1989; Vice President of  The
New York, NY 10019                  Royce  Funds since April 1995;  Vice
                                    President  of  QDI  since   November
                                    1995;  and  general partner  of  QMC
                                    since July 1993.

   W. Whitney George* Vice          Vice President (since August 1993)
(38)                  President     and senior analyst of Quest, having
1414 Avenue of the                  been employed by Quest since
Americas                            October 1991; Vice President of The
New York, NY 10019                  Royce Funds since April 1995; and
                                    general partner of QMC and its
                                    predecessor since January 1992.

   Daniel A. O'Byrne* Vice          Vice  President of Quest  since  May
(35)                  President     1994,  having been employed by Quest
1414 Avenue of the    and           since   October   1986   and    Vice
Americas              Assistant     President  of The Royce Funds  since
New York, NY 10019    Secretary     July 1994.

   John E. Denneen*   Secretary     Associate General Counsel and  Chief
(29)                                Compliance  Officer of  Quest  since
1414 Avenue of the                  May  1996;  Secretary of  The  Royce
Americas New York,                  Funds    since   June   1996;    and
NY 10019                            Associate  of Seward &  Kissel  from
                                    September 1992 to May 1996.



     *An "interested  person" of the Trust  and/or  Quest  under
     Section 2(a)(19) of the 1940 Act.


      All of the Trust's trustees, other than Messr. Cafritz and Koke are also directors of RVT and OTCM.

      The Board of Trustees has an Audit Committee, comprised of Hubert L. Cafritz, Richard M. Galkin, Stephen L. Isaacs, William
L. Koke and David L. Meister. The Audit Committee is responsible for recommending the selection and nomination of independent auditors for the Fund and for conducting post-audit reviews of its financial condition with such auditors.

     For the year ended December 31, 1996, the following trustees and affiliated persons of the Trust received compensation from the Trust's predecessor and/or the other funds in the group of registered investment companies comprising The Royce Funds:

                    Aggregate       Pension or Retirment   Total Compensation
                    Compensation    Benefits Accrued as   from The Royce Funds
                    From Trust and    Part of Trust            paid to
Name                its Predecessor    Expenses            Trustees/Directors


Hubert L. Cafritz,   $25,750            N/A                   $25,750
Trustee

Richard M. Galkin,   $37,000            N/A                   $64,000
Trustee

Stephen L. Isaacs,   $37,000            N/A                   $64,000
Trustee

William L. Koke,     $25,750            N/A                   $25,750
Trustee

David L. Meister,    $37,000            N/A                   $64,000
Trustee

John D. Diederich   $107,075           $9,448                   N/A
Director of Operations

Howard J. Kashner   $71,491            $4,731                   N/A
General Counsel


                   PRINCIPAL HOLDERS OF SHARES

      As of February 3, 1997, the following persons were known to the Trust to be the beneficial owners of 5% or more of the outstanding shares of the Fund:

                         Number        Type of         Percentage of
Name and Address         of Shares     Ownership     Outstanding Shares
                         Shares

   Charles Schwab & Co.  643,638        Record           18.39%
Inc.
Reinvest Account
Attn:  Mutual Fund
Dept.
101 Montgomery St.
San Francisco, CA 94104-
4122

The Carlisle Companies   405,831       Beneficial         11.6%
Defined Benefit
Retirement Plan
250 South Clinton
Street
Suite 201
Syracuse, NY 13202

      As of such date, all of the trustees and officers of the Trust as a group owned approximately 2.5 % of the Fund's outstanding shares, and all of the directors, officers and employees of the Fund's investment adviser owned approximately
2.8% of the Fund's outstanding shares.



                  INVESTMENT ADVISORY SERVICES



     As compensation for its services to the Fund, RE&A is entitled to receive advisory fees equal to 1% per annum of the first $50,000,000 of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50,000,000. These fees are payable monthly from the assets of the Fund. For 1996, the fees paid to RE&A by the Fund were 1.00% of its average net assets.

     Under the Investment Advisory Agreement, RE&A (i) determines the composition of the Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides the Fund with investment advisory, research and related services for the investment of its funds;
(iii) furnishes, without expense to the Trust, the services of such members of its organization as may be duly elected executive officers or Trustees of the Trust; and (iv) pays all executive officers' salaries and executive expenses and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

      For the year ended December 31, 1996 and December 31, 1995, and the period from August 1, 1994 (commencement of operations) through December 31, 1994, RE&A received advisory fees from the Fund of $375,493, $320,761 and $34,925 (net of $19,821 waived by RE&A), respectively.

Portfolio Management

      The Trust's business and affairs are managed under the direction of its Board of Trustees. RE&A, the Fund's investment adviser, is responsible for the management of the Fund's portfolio, subject to the authority of the Board of Trustees. RE&A was organized in June 1994, and became the Fund's investment adviser on August 1, 1994, when the Fund commenced operations. Thomas R. Ebright is the President and Treasurer, a director and the principal shareholder of RE&A. He is also a Vice President of Quest, the investment adviser for the ten other series currently offered by the Trust. Jennifer E. Goff, Mr. Ebright's daughter, has been a Vice President, a director and a shareholder of RE&A since RE&A's inception, June 1, 1994. Also, during the last five years Ms. Goff has completed her undergraduate education at Dartmouth College (BA `93), worked full-time as a security analyst at Quest from July 1993 to August 1994, and then completed her graduate studies in Finance at Columbia University (MBA `96). Charles M. Royce, President, Secretary, Treasurer, sole director and sole voting shareholder of Quest, and a trust for various members of his family, are also shareholders of RE&A. The Fund's portfolio is managed primarily by Mr. Ebright and secondarily by Ms. Goff, who are solely responsible for RE&A's investment management activities.

      Neither Quest nor any of its directors, officers or employees, as such, furnishes any investment advice to the Fund or to RE&A.



                           DISTRIBUTOR

      QDI, which is wholly-owned by Charles M. Royce, acts as distributor of the Fund's shares. RE&A may pay up to 25% of its advisory fee to unaffiliated broker-dealers who introduce investors to the Fund and provide certain administrative services to those of their customers who are Fund shareholders. Any such arrangements will be obligations of RE&A and not of the Fund or QDI.

                            CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of the Fund and the transfer agent and dividend disbursing agent for the Fund's shares, but it does not participate in the Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for the calculation of the Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                     INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post  Office
Square,   Boston,  Massachusetts   02109,  are  the   independent
accountants of the Trust.


                     PORTFOLIO TRANSACTIONS

     RE&A is responsible for selecting the brokers who, as agents for the Fund, effect the purchases and sales of the Fund's portfolio securities. No broker is selected to effect a securities transaction for the Fund unless such broker is believed by RE&A to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, RE&A generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. RE&A determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by RE&A upon the brokerage and/or research services provided by such broker.

      RE&A is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

     RE&A may also place the Fund's brokerage business with firms which promote the sale of the Fund's shares, consistent with achieving the best price and execution. In no event will the Fund's brokerage business be placed with QDI.

      RE&A's purchase and sale orders for the Fund's portfolio securities are generally placed with broker-dealers through Quest, and RE&A is obligated to reimburse Quest for any additional out-of-pocket costs and expenses incurred by Quest in rendering this service.

      Even though investment decisions for the Fund are made by RE&A independently from those made by Quest and/or QMC for their managed accounts, securities of the same issuer may be purchased, held or sold by more than one of such accounts. When the Fund and one or more of the Quest and/or QMC managed accounts are simultaneously engaged in the purchase or sale of the same security, Quest seeks to average the transactions as to price and allocate them as to amount in a manner believed by Quest to be equitable to each. In some cases, this procedures may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

      For the year ended December 31, 1996 and December 31, 1995, and the period from August 1, 1994 (commencement of operations) through December 31, 1994, the Fund paid brokerage commissions of $87,201, $120,862 and $64,624, respectively. For the same periods, the aggregate amounts of brokerage transactions of the Fund having a research component were $21,876,925, $23,404,622 and $12,725,137, respectively, and the amounts of commissions paid by the Fund for such transactions were $66,890, $87,718 and $50,469, respectively.

      The Fund did not acquire any securities of its regular brokers and dealers, as defined in the 1940 Act, or of their parents, during the year ended December 31, 1996.


                 PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of the Fund's shares is based on its current net asset value per share. See "Net Asset
Value Per Share" in the Fund's Prospectus.

      As set forth under "Net Asset Value Per Share," the Fund's custodian determines the net asset value per Fund share at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       REDEMPTIONS IN KIND

     It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                            TAXATION

      The Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      By so qualifying, the Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

      If the Fund were to be unable to satisfy the 90% distribu tion requirement or otherwise were to fail to qualify as a RIC in any year, the Fund would be subject to tax in such year on all of its taxable income, whether or not the Fund made any distribu tions to stockholders. To qualify again as a RIC in a subsequent year, the Fund would be required to distribute to shareholders as an ordinary income dividend, its earnings and profits attributa ble to non-RIC years (less any interest charge hereinafter described), and also would be required to pay to the Internal Revenue Service ("IRS") an interest charge on 50% of such earn ings and profits. In addition, if the Fund failed to qualify as a RIC for a period greater than one taxable year, then, except as provided in regulations to be promulgated, the Fund would be required to recognize and pay tax on any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

      A non-deductible 4% excise tax will be imposed on the Fund to the extent that it does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years. To avoid the application of this tax, the Fund will endeavor to distribute substantially all of its ordinary income and capital gain net income during the calendar year in which such income is earned and such gains are recognized.

      The Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to the Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to the Fund's investments in foreign securities, such regulations could restrict the Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

      Income earned or received by the Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce the Fund's cash available for distribution to shareholders. It is currently anticipated that the Fund will not be eligible to elect to "pass through" such taxes to its shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If the Fund invests in stock of a so-called passive foreign investment company ("PFIC"), it may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

      The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

      Investments of the Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, if the Fund were to acquire securities issued at a discount, the Fund would be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

      For Federal income tax purposes, distributions by the Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term or long-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations and to an amount so designated by the Fund. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, or under other generally applicable statutory limitations.

      So  long  as  the Fund qualifies as a regulated  investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gains, whether received in cash or reinvested in shares and regardless of how long a shareholder has held his or its Fund shares. Such distributions are not eligible for the dividends received deduction. Long-term capital gains of non-corporate shareholders, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income.

      Distributions by the Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (and, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

      A distribution will be treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions will be taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such distributions would be taxable to the shareholders in the taxable year in which they were actually made by the Fund.

       The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

      Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the Trust is required to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the Internal Revenue Service that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities will be subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States consequences to them of investing in the Fund.

Timing of Purchases and Distributions

      At the time of an investor's purchase, the Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution as they will receive a distribution that is taxable to them.

Sales or Redemptions of Shares

      Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. Such gain or loss will be long-term capital gain or loss if the shares disposed of were held for more than one year. A loss will be disallowed to the extent that the shares disposed of are replaced (including by receiving shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares.

                            *  *  *
        The   foregoing   relates  to  Federal  income   taxation.
Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.


                    DESCRIPTION OF THE TRUST

Trust Organization

     The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Quest and RE&A continuing as the Funds' investment advisers under their pre-merger Investment Advisory Agreements and QDI continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of the Trust Instrument, its principal governing document, is available for inspection by shareholders as the Trust's offices in New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (Each Fund presently has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

     Each of the Trustees currently in office were elected by the Trust's predecessor's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of such Trustees remain in office, at which time the Trustees will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appointing their successors.

       Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

   Shareholder Liability

      Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to shareholders of private corporations for profit organized under the Delaware General Corporation Law no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

                        PERFORMANCE DATA

      The Fund's performance may be quoted in various ways. All performance information supplied for the Fund is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

      Total returns quoted reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In  addition  to average annual total returns,  the  Fund's unaveraged or cumulative total return, reflecting the simple change in value of an investment over a stated period, may be
quoted.   Average  annual and cumulative  total  returns  may  be
quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

      The following table shows the Fund's total returns for the periods indicated. Such total returns reflect all income earned by the Fund, any appreciation or depreciation of its assets and all expenses incurred by the Fund for the stated periods. The table compares the Fund's total returns to the records of the Russell 2000 Index (Russell 2000) and the Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Fund's total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Fund's total returns compared to the record of a broad average of common stock prices. The Fund has the ability to invest in securities not included in the indices, and its investment portfolio may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Fund, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

                              Period Ended
                              December 31,   Russell    S&P
                                  1996        2000      500

1 Year Total Return               22.3%       16.5%    23.0%
Average  Annual Total  Return     14.3%       19.7%    25.1%
since 8-1-94
(commencement of operations)

      A hypothetical $10,000 initial investment in the Fund on August 1, 1994 (commencement of operations) through December 31,
1996 would have grown to $13,798, assuming all distributions were reinvested.

      The Fund's performance may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors and ranks the performance of registered investment companies. Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

     The Lipper Growth & Income Fund Index is an equally-weighted index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds within Lipper's growth and income investment objective category.

     The S&P 500 Composite Stock Price Index is an unmanaged list of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return based on price appreciation or depreciation and includes dividends.

      RE&A may, from time to time, compare the performance of common stocks, especially small and medium capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      The Fund's performance may also be compared to those of other compilations or indices.

     Advertising for the Fund may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

      The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

              REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees of The Royce Fund and Shareholders of The REvest Growth & Income Fund:

     We have audited the accompanying statement of assets and liabilities of The REvest Growth & Income Fund, including the schedule of investments as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from August 1, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The REvest Growth & Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from August 1, 1994 (commencement of operations) to December 31, 1994 in conformity with generally accepted accounting principles.


                              COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 7, 1997

Schedule of Investments (at 12/31/96)
Common Stocks and Bonds- 95.1%

Shares or Principal Value                    Cost              Value
CONSUMER PRODUCTS- 12.0%
    45,000   Haggar Corporation              $689,756          $714,375
    19,000   La-Z-Boy Chair Company           565,324           560,500
    17,000   National Presto Industries, Inc. 703,774           635,375
    39,000   Oxford Industries, Inc.          705,543           936,000
    36,000   The Rival Company                704,136           895,500
    50,500   Russ Berrie and Company, Inc.    699,088           909,000
    11,000   The Toro Company                 375,045           401,500

                                            4,442,666         5,052,250

ENERGY- 9.2%
    22,440   Barrett Resources Corporation*   444,167           956,505
    72,500   Berry Petroleum Company Class A  701,116         1,042,187
    21,000   Penn Virginia Corporation        710,287           981,750
  $900,000   Snyder Oil Corporation 7% Conv.
              Sub. Notes due 5/15/01          818,156           905,625

                                            2,673,726         3,886,067

FINANCIAL- 14.9%
    39,000   Donegal Group Inc.               713,315           799,500
    30,337   Keystone Financial, Inc.         598,230           758,425
    34,121   Keystone Heritage Group, Inc.    690,372           784,783
    31,500   Mercantile Bankshares Corporation 701,890        1,008,000
    45,000 Peoples Heritage Financial Group, Inc. 691,402     1,260,000
    17,000   Protective Life Corporation       405,722          677,875
    28,425   Susquehanna Bancshares, Inc.      702,686          984,216

                                             4,503,617        6,272,799

HEALTH- 5.8%
    10,000   Analogic Corporation              290,000          335,000
    24,000   Arrow International, Inc.         690,900          690,000
    12,000   Diagnostic Products Corporation   341,340          310,500
    40,000   Haemonetics Corporation*          653,825          755,000
    13,000   Invacare Corporation              351,000          357,500

                                             2,327,065        2,448,000

INDUSTRIAL CYCLICALS- 16.5%
    40,000   AMETEK, Inc.                      694,246          890,000
    16,000   Baldor Electric Company           348,445          394,000
    34,500   CLARCOR Inc.                      702,027          763,313
    30,000   Crompton & Knowles Corporation    409,067          577,500
    29,000   Greif Brothers Corporation Class A 707,330         819,250
    22,000   Kennametal Inc.                   702,102          855,250
    27,000   Kimball International, Inc. Class B 708,254      1,117,125
    26,900   Matthews International Corporation
              Class A                          528,120          759,925
    19,500   Rayonier Inc.                     690,490          748,313

                                             5,490,081        6,924,676

REAL ESTATE- 6.4%
    34,000   Cousins Properties Incorporated   597,529          956,250
    38,000   Manufactured Home Communities, Inc. 695,360        883,500
    34,000   New Plan Realty Trust             701,292          862,750

                                             1,994,181        2,702,500

RETAIL- 7.4%
  33,000 Cracker Barrel Old Country Store, Inc. 704,617         837,375
    73,000   The Dress Barn, Inc.*              702,365       1,095,000
    25,000   Hannaford Brothers Company         691,438         850,000
    26,000   Lillian Vernon Corporation         360,304         318,500

                                              2,458,724       3,100,875

SERVICES- 9.2%
    22,000   BHC Financial, Inc.                347,650         346,500
    18,000   Chemed Corporation                 703,735         657,000
    78,000   Lucor, Inc. Class A*               454,375         585,000
  $900,000   Richardson Electronics, Ltd. 7.25%
              Conv. Sub. Deb. due 12/15/06      780,000         765,000
  $700,000   Sequa Corporation 9.375% Sr. Sub.
              Notes due 12/15/03                696,834         710,500
    25,000   The Standard Register Company      461,485         812,500

                                              3,444,079       3,876,500

TECHNOLOGY- 13.7%
    38,500   Cirrus Logic, Inc.*                700,819         596,750
    32,100   Cohu, Inc.                         623,892         746,325
    50,000   Exabyte Corporation*               696,375         668,750
    55,000   FEI Company*                       699,393         515,625
    51,000   Gilbert Associates, Inc. Class A   702,012         701,250
    13,000   Helix Technology Corporation       351,475         377,000
  $800,000   Storage Technology Corporation 8%
              Conv. Sub. Deb. due 5/31/15       750,250       1,089,000
    13,500   Teleflex Incorporated              498,745         703,687
    15,000   Watkins Johnson Co.                372,300         367,500

                                              5,395,261       5,765,887

  TOTAL COMMON STOCKS AND CORPORATE BONDS    32,729,400      40,029,554

U.S. TREASURY OBLIGATIONS- 4.8%
$1,000,000 U.S. Treasury Notes 6.75% due 2/28/97   982,969      1,002,340
$1,000,000 U.S. Treasury Notes 6.00% due 10/15/99  987,266      1,000,310

     TOTAL U.S. TREASURY OBLIGATIONS             1,970,235      2,002,650


REPURCHASE AGREEMENT- 0.2%
State Street Bank and Trust Company, 4.90% due
1/02/97, collateralized by U. S. Treasury Notes 6.75%
due 4/30/00, valued at $ 103,372                      100,000   100,000

TOTAL INVESTMENTS- 100.1%                        $34,799,635  42,132,204

 LIABILITIES LESS CASH AND OTHER ASSETS-(.1%)                   (33,357)

     TOTAL NET ASSETS- 100.0%                           $42,098,847


*Non-income producing.
"Income Tax Information- The cost for federal income tax purposes was $34,758,881. At December 31, 1996,"
"net unrealized appreciation for all securities amounted to $7,373,323, consisting of aggregate gross"
"unrealized appreciation of $ 7,903,998 and aggregate unrealized depreciation of $ 530,675."
"The fund designates $1,670,285 as a capital gain dividend for the purpose of the dividend paid" deduction.
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (at 12/31/96)
ASSETS:
Investments at value (identified cost $34,799,635)           $42,132,204
Cash                                                              37,879
Receivable for investments sold                                  113,330
Receivable for capital shares sold                                13,850
Receivable for dividends and interest                             97,813

     TOTAL ASSETS                                             42,395,076

LIABILITIES:
Dividend payable                                                 165,975
Payable for capital shares redeemed                               67,752
Investment advisory fee payable                                   36,413
Accrued expenses                                                  26,089

     TOTAL LIABILITIES                                           296,229
     NET ASSETS                                              $42,098,847

ANALYSIS OF NET ASSETS:
Distributions in excess of net investment income                ($11,703)
Distributions in excess of net realized gain on investments      (14,842)
Net unrealized appreciation on investments                     7,332,569
Capital shares                                                     3,448
Additional paid-in capital                                    34,789,375

     NET ASSETS                                              $42,098,847

PRICING OF SHARES:
Net asset value, offering and redemption price per share
($42,098,847 / 3,448,123 shares outstanding)                      $12.21

Statements of Changes in Net Assets


                                                  Years ended   December 31,
                                                       1996        1995
Investment Operations:
 Net investment income                             $670,454      $550,063
 Net realized gain on investments                 2,201,712     1,063,263
 Net change in unrealized appreciation on investments 4,806,560 3,079,868 Net increase in net assets resulting from
 investment operations                            7,678,726     4,693,194
Dividends and Distributions:
 Net investment income                             (675,154)     (525,810)
 Net realized gain on investments                (2,223,159)     (1,034,263)
                                                 (2,898,313)     (1,560,073)
Capital Share Transactions:
 Net increase in net assets from capital share
  transactions                                    1,514,553      10,994,420
Net Increase in Net Assets                        6,294,966      14,127,541
Net Assets:
 Beginning of year                               35,803,881      21,676,340
 End of year (including distributions in excess
  of net investment income of $ 11,703 and $6,056,
  respectively)                                 $42,098,847     $35,803,881



The accompanying notes are an integral part of the financial statements.

Statement of Operations (at 12/31/96)

INVESTMENT INCOME:
Income:
     Dividends                                             $829,917
     Interest                                               327,767
          Total Income                                    1,157,684

Expenses:
     Investment advisory fee                                375,493
     Custodian and transfer agent fees                       30,789
     Professional fees                                       21,187
     Administrative and office facilities                    22,402
     Federal and state registration fees                     14,321
     Trustees' fees                                           4,213
     Other expenses                                          18,825
          Total Expenses                                    487,230

          Net Investment Income                             670,454

REALIZED AND UNREALIZED GAIN ON INVESTMENTS :
Net realized gain on investments                          2,201,712
Net change in unrealized appreciation on investments      4,806,560
Net realized and unrealized gain on investments           7,008,272

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $7,678,726

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating the Fund's performance.

                                                                Period ended
                                  Years ended December 31,      December 31,
                                       1996   1995                 1994
Net Asset Value, Beginning of Period  $10.73   $9.66              $10.00
   Investment Operations:
   Net investment income                0.21    0.18                0.04
   Net realized and unrealized gain
   (loss) on investments                2.16    1.38               (0.33)
    Total from investment operations    2.37    1.56               (0.29)
   Dividends and Distributions:
   Net investment income               (0.21)  (0.17)              (0.05)
   Net realized gain on investments    (0.68)  (0.32)                --
    Total dividends and distributions  (0.89)  (0.49)              (0.05)

Net Asset Value, End of Period        $12.21   10.73               $9.66

Total Return                            22.3%   16.2%               -2.9%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) $42,099 $35,804         $21,676
Ratio of Expenses to Average Net Assets(a)  1.29% 1.30%             1.42%*
Ratio of Net Investment Income to Average
  Net Assets                                1.78% 1.73%             1.45%*
Portfolio Turnover Rate                       64%   53%                5%
Average Commission Rate Paid+            $0.0580     --               --

*    Annualized.
+ For fiscal years beginning on or after October 1, 1995, the Fund is required to disclose its average" commission rate paid per share for purchases and sales of investments.
(a) The ratio of expenses to average net assets before waiver of fees by the investment adviser would have been 1.78% for the period ended December 31, 1994.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies:
The REvest Growth & Income Fund (the "Fund") is a series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Trust, originally established as a business trust under the laws of Massachusetts, converted to a Delaware business trust at the close of business on June 28, 1996. The Fund commenced operations on August 1, 1994.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a.  Valuation of investments:
Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made, or if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

b.  Investment transactions and related investment income:
Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost for book and tax purposes.

c.  Taxes:
As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information".

d.  Distributions:
The Fund declares dividends on a quarterly basis and capital gain distributions annually. These dividends and distributions are recorded on the ex-date and are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

e.  Repurchase agreements:
The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by SSB&T until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

2.  Investment Adviser:
Under the Trust's investment advisory agreement with Royce, Ebright & Associates, Inc. ("RE&A"), the Fund accrued and paid RE&A fees totaling $375,493 for the year ended December 31, 1996. The agreement provides for fees equal to 1.0% per annum of the first $50 million of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50 million. These fees are computed daily and are payable montly to RE&A.

3.  Fund Shares:
The Board of Trustees has authority to issue an unlimited number of shares of beneficial interest of the Fund, with a par value of $.001. Share transactions were as follows:

                           For the year              For the year
                              ended                     ended
                        December 31, 1996         December 31, 1995

                    Shares       Amount       Shares       Amount

Sold                417,971     $ 4,876,471  1,147,378    $11,532,815
Issued as
reinvested
 dividends          223,492      2,702,689     149,814     1,588,717
and distributions
Redeemed           (528,815)    (6,064,607)   (204,573)   (2,127,112)


Shares redeemed within one year of purchase are subject to a 1.0% redemption fee.

4.  Purchases and Sales of Securities:
For the year ended December 31, 1996, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, amounted to $23,112,378 and $23,817,335, respectively.

                   PART C - OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

        a.     Financial Statements Included in Prospectuses (Part A):
               Financial  Highlights or  Selected  Per
               Share Data and Ratios of Pennsylvania Mutual  Fund
               for   the  ten  years  ended  December  31,   1995
               (audited), of Royce Premier Fund for the four years ended December 31, 1995 (audited), of Royce Micro-Cap Fund for the four years ended December
               31,  1995  (audited), of Royce Equity Income  Fund
               for   the  six  years  ended  December  31,   1995
               (audited), of Royce Low-Priced Stock Fund and Royce Total Return Fund for the period from
               December  15,  1993  through  December  31,   1993
               (audited) and for the two years ended December 31,
               1995 (audited), of Royce GiftShares Fund for the period from December 27, 1995 through December 31,
               1995  (audited) and for the six months ended  June
               30, 1996 (unaudited), of Royce Value Fund and Royce Value Fund, Inc., its predecessor, for the ten years ended December 31, 1995 (audited), Royce Global Services Fund for the period from December
               15,  1994 through December 31, 1994 (audited)  and
               for  the  year ended December 31, 1995  (audited),
               and  of  The REvest Growth & Income Fund  for  the
               period  from  August  1,  1994  (commencement   of
               operations) through December 31, 1994 (audited), for the year ended December 31, 1995 (audited) and for the year ended December 31, 1996 (audited).

      The following audited and unaudited financial statements of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1995, in the case of Royce GiftShares Fund, in its Semi-Annual Report to Shareholders for the six months ended June 30, 1996 and in the case of The REvest Growth & Income Fund, for the fiscal year ended December 31, 1996, filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B hereof by reference:

    Pennsylvania Mutual Fund -- Schedule of Investments at December 31, 1995; Pennsylvania Mutual Fund -- Statement of Assets and Liabilities at December 31, 1995;
    Pennsylvania Mutual Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994;
    Pennsylvania Mutual Fund -- Statement of Operations for the year ended December 31, 1995;
    Pennsylvania Mutual Fund -- Financial Highlights for the years ended December 31, 1995, 1994, 1993, 1992 and 1991;
    Pennsylvania Mutual Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

    Royce Premier Fund -- Schedule of Investments at December 31, 1995; Royce Premier Fund -- Statement of Assets and Liabilities at December 31, 1995;
    Royce Premier Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994;
    Royce Premier Fund -- Statement of Operations for the year ended December 31, 1995;
    Royce Premier Fund -- Financial Highlights for the years ended December 31, 1995, 1994 and 1993;
    Royce Premier Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

    Royce Micro-Cap Fund -- Schedule of Investments at December 31, 1995; Royce Micro-Cap Fund -- Statement of Assets and Liabilities at December 31, 1995;
    Royce Micro-Cap Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994;
    Royce Micro-Cap Fund -- Statement of Operations for the year ended December 31, 1995;
    Royce Micro-Cap Fund -- Financial Highlights for the years ended December 31, 1995, 1994 and 1993;
    Royce Micro-Cap Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

    Royce Equity Income Fund -- Schedule of Investments at December 31, 1995; Royce Equity Income Fund -- Statement of Assets and Liabilities at December 31, 1995;
    Royce Equity Income Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994;
    Royce Equity Income Fund -- Statement of Operations for the year ended December 31, 1995;
    Royce Equity Income Fund -- Financial Highlights for the years ended December 31, 1995, 1994, 1993, 1992 and 1991;
    Royce Equity Income Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

    Royce Low-Priced Stock Fund -- Schedule of Investments at
    December 31, 1995;
    Royce Low-Priced Stock Fund -- Statement of Assets and Liabilities at December 31, 1995;
    Royce Low-Priced Stock Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994;

    Royce Low-Priced Stock Fund -- Statement of Operations for the year ended December 31, 1995;
    Royce Low-Priced Stock Fund -- Financial Highlights for the years ended December 31, 1995 and 1994 and the period from December 15, 1993 through December 31, 1993;
    Royce Low-Priced Stock Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

    Royce Total Return Fund -- Schedule of Investments at December 31, 1995; Royce Total Return Fund -- Statement of Assets and Liabilities at December 31, 1995;
    Royce Total Return Fund -- Statement of Changes in Net Assets for the year ended December 31, 1995 and 1994;
    Royce Total Return Fund -- Statement of Operations for the year ended December 31, 1995;
    Royce Total Return Fund -- Financial Highlights for the years ended December 31, 1995 and 1994 and the period from December 15, 1993 through December 31, 1993;
    Royce Total Return Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

    Royce GiftShares Fund -- Schedule of Investments at December 31, 1995; Royce GiftShares Fund -- Statement of Assets and Liabilities at
    December 31, 1995;
    Royce GiftShares Fund -- Statement of Changes in Net Assets for the period from December 27, 1995 through December 31, 1995;
    Royce GiftShares Fund -- Statement of Operations for the period from December 27, 1995 through December 31, 1995;
    Royce GiftShares Fund -- Financial Highlights for the period from December 27, 1995 through December 31, 1995;
    Royce GiftShares Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996.
    Royce GiftShares Fund -- Schedule of Investments at June 30, 1996
    (unaudited);
    Royce GiftShares Fund -- Statement of Assets and Liabilities at June 30, 1996 (unaudited);
    Royce GiftShares Fund -- Statement of Changes in Net Assets for the six months ended June 30, 1996 (unaudited);
    Royce GiftShares Fund -- Statement of Operations for the six months ended June 30, 1996 (unaudited);
    Royce GiftShares Fund -- Financial Highlights for the six months ended June 30, 1996 (unaudited);
    Royce GiftShares Fund -- Notes to Financial Statements (unaudited);

    Royce Value Fund -- Schedule of Investments at December 31, 1995; Royce Value Fund -- Statement of Assets and Liabilities at
    December 31, 1995;
    Royce Value Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994;
    Royce Value Fund -- Statement of Operations for the year ended December 31, 1995;
    Royce Value Fund -- Financial Highlights for the years ended December 31, 1995, 1994, 1993, 1992 and 1991;
    Royce Value Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

    Royce Global Services Fund -- Schedule of Investments at December 31, 1995; Royce Global Services Fund -- Statement of Assets and Liabilities at December 31, 1995;
    Royce Global Services Fund -- Statement of Changes in Net Assets for the year ended December 31, 1995 and the period from December 15, 1994 through December 31, 1994;
    Royce Global Services Fund -- Statement of Operations for the year ended December 31, 1995;
    Royce Global Services Fund -- Financial Highlights for the year ended December 31, 1995 and the period from December 15, 1994 through
    December 31, 1994;
    Royce Global Services Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1996;

       The REvest Growth & Income Fund -- Schedule of Investments at December 31, 1996;
    The REvest Growth & Income Fund -- Statement of Assets and Liabilities at December 31, 1996;
    The REvest Growth & Income Fund -- Statement of Changes in Net Assets for the years ended December 31, 1996, December 31, 1995 and the period from December 15, 1994 through December 31, 1994;
    The REvest Growth & Income Fund -- Statement of Operations for the year ended December 31, 1996;
    The REvest Growth & Income Fund -- Financial Highlights for the years ended December 31, 1996, December 31, 1995 and the period from
    December 15, 1994 through December 31, 1994;
    The REvest Growth & Income Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 7, 1997;
Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     b.        Exhibits:

          The  exhibits required by Items (1) through  (3),
          (6),  (7), (9) through (12) and (14) through  (16),  to
          the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23,
          24,  26,  27, 28, 29, 30, 31, 32, 33, 34 and 35 thereto
          and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51,
          52, 53, 56, and 58, and are incorporated by reference herein.

          (5)  Amendment to Investment Advisory Agreement between
          Quest  Advisory Corp. and The Royce Fund on  behalf  of
          The  REvest  Growth  & Income Fund dated  December  31,
          1996.

          (11)  Consent of Coopers & Lybrand L.L.P.  relating  to
          The REvest Growth & Income Fund.

          (16) Schedule For Computation Of Performance Quotations
          Provided in Item 22.

          (17) Financial Data Schedule.


Item 25.  Persons  Controlled  by or Under  Common  Control  With
          Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.


Item 26.  Number of Holders of Securities

          As of January 31, 1997, the number of record holders of shares of each Fund of the Registrant was as follows:

   Title of Fund                      Number of Record Holders
   Pennsylvania Mutual Fund                    17,450
   PMF II                                      1,068
   Royce Value Fund                            6,645
   Royce Premier Fund                          10,405
   Royce Equity Income Fund                    1,581
   Royce Micro-Cap Fund                        7,103
   Royce Low-Priced Stock Fund                 1,170
   Royce Total Return Fund                     1,109
   Royce Global Services Fund                    74
   The  REvest Growth and Income Fund           544
   Royce GiftShares Fund                         58
   Royce Financial Services Fund                 1

Item 27.  Indemnification

      (a) Article XI of the Declaration of Trust of the Registrant provides as follows:

                          "ARTICLE XI
          LIMITATION OF LIABILITY AND INDEMNIFICATION

LIMITATION OF LIABILITY

                Section  l.   Provided they  have  exercised
     reasonable care and have acted under the belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of any other Trustee or any officer, employee, agent or Investment Adviser, Principal Underwriter, transfer agent, custodian or other independent contractor of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office.

                 Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.


     INDEMNIFICATION

               Section 2.

                 (a)    Subject   to  the   exceptions   and
     limitations contained in Section 2(b) below:

                     (i)   Every person who is, or has been,
     a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b)    No  indemnification shall be provided
     hereunder to a Covered Person:

                     (i)    Who  shall, in  respect  of  the
     matter or matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                     (ii)   In  the  event of a  settlement,
     unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A)    By the court or other  body
     approving the settlement;

                           (B)    By  a  majority  of  those
     Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C)     By  written  opinion   of
     independent  legal  counsel, based  upon  a  review  of
     readily   available  facts  (as  opposed  to   a   full
     trial-type inquiry).

                (c)    The rights of indemnification  herein
     provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."


           (b)(1)     Paragraph  8  of  the  Investment  Advisory
Agreements by and between the Registrant and Quest Advisory Corp.
provides as follows:

               "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (b)(2)     Paragraph  8  of  the  Investment  Advisory
Agreement  by  and  between the Registrant and Royce,  Ebright  &
Associates, Inc. provides as follows:

                "8.  Protection of the Adviser.  The Adviser
     shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including
     (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

       (c)   Paragraph  9  of  the  Distribution  Agreement  made
October  31,  1985  by  and  between  the  Registrant  and  Quest
Distributors, Inc. provides as follows:

                 "9. Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the
Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement. Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940
Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."


Item 28.  Business and Other Connections of Investment Advisers

           Reference is made to the filings on Schedule D to the Applications on Form ADV, as amended, of Quest Advisory Corp. and
Royce,  Ebright & Associates, Inc. for Registration as Investment
Advisers under the Investment Advisers Act of 1940.


Item 29.  Principal Underwriters

            Inapplicable.   The  Registrant  does  not  have  any
principal underwriters.

Item 30.  Location of Accounts and Records

           The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company
Act of 1940, are maintained at the following locations:

                         The Royce Fund
                         1414 Avenue of the Americas
                         10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101


Item 31.  Management Services

           State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.


           Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

               1996:               $468,735
               1995:               $335,180
               1994:               $309,492

Item 32.  Undertakings

           Registrant hereby undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the latest annual report to shareholders of such series upon request and without charge.

           Registrant hereby undertakes to call a special meeting of the Registrant's shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 14th day of February, 1997.

     The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph
(b)(1) of such Rule or one for which the Commission has approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                        THE ROYCE FUND


                                   By:  S/CHARLES M. ROYCE
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                          DATE

S/CHARLES M. ROYCE          President, Treasurer           2/14/97
Charles M. Royce            and Trustee
                            (Principal Executive,
                            Accounting
                            and Financial Officer)

S/HUBERT L. CAFRITZ
Hubert L. Cafritz           Trustee                        2/14/97

S/THOMAS R. EBRIGHT
Thomas R. Ebright           Trustee                        2/14/97

S/RICHARD M. GALKIN
Richard M. Galkin           Trustee                        2/14/97

S/STEPHEN L. ISAACS
Stephen L. Isaacs           Trustee                        2/14/97

S/WILLIAM L. KOKE
William L. Koke             Trustee                        2/14/97

S/DAVID L. MEISTER
David L. Meister            Trustee                        2/14/97

                                  NOTICE

     A copy of the Declaration of Trust of The Royce Fund is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                         THE ROYCE FUND
                (THE REvest GROWTH & INCOME FUND)

               AMENDMENT TO INVESTMENT ADVISORY AGREEMENT


     AMENDMENT TO INVESTMENT ADVISORY AGREEMENT for The
REvest Growth & Income Fund (the "Series") made this 31st day of December, 1996, by and between The Royce Fund (the
"Fund") and Royce, Ebright & Associates, Inc., (the
"Adviser").



     The Fund and the Adviser hereby agree that Section 4 of the Investment Advisory Agreement for the Series is hereby amended, effective as of and from January 1, 1997, to read as follows:


          "Compensation of the Adviser.   The Fund agrees to
cause the Series to pay to the Adviser, and the Adviser agrees to accept, as compensation for the services provided by the Adviser hereunder, advisory fees equal to 1% per annum of the first $50,000,000 of the Series' average net assets plus 0.75% per annum of any additional average net assets of the series over $50,000,000. For purposes of calculating these fees, average net assets will mean the average net assets of the Series at the close of business on each day that the value of its net assets is computed during the year. However, the Fund and the Adviser may agree in writing to temporarily or permanently reduce such fee. Such compensation shall be accrued on the Series' books at the close of business on each day that the value of its net assets is computed during each year and shall be payable to the Adviser monthly, on the last day of each month, and adjusted as of year-end if required."



     All other terms of such Investment Advisory Agreement shall remain the same.

Dated this 31st day of December, 1996.


ROYCE, EBRIGHT & ASSOCIATES, INC.

By: S/THOMAS R. EBRIGHT
    President
    Title

THE ROYCE FUND

By: S/CHARLES M. ROYCE
    President
    Title

             CONSENT OF INDEPENDENT ACCOUNTANTS


To The Board of Trustees of The Royce Fund and
Shareholders of The REvest Growth & Income Fund:

We consent to the reference to our Firm in Post-Effective Amendment No. 40 to the Registration Statement of The REvest Growth & Income Fund a series of The Royce Fund on Form N-1A (File No. 2-80348) under the Securities Act of 1933 and Post-Effective Amendment No. 42 (File No. 811-3599) under the Investment Company Act of 1940. We further consent to the reference to our Firm under the heading "Independent Accountants" in the Statement of Additional Information.


                              COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 14, 1997

                  SCHEDULE FOR COMPUTATION OF
           PERFORMANCE QUOTATIONS PROVIDED IN ITEM 22

      This Schedule illustrates the growth of a $1,000 initial investment in The REvest Growth & Income Fund of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in Item 22 of this Registration Statement to the following total return formula:

                                   P(1+T)n = ERV

Where:    P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          n    =    number of years

                          ERV  =    ending redeemable value of  a
                    hypothetical $1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

The REvest Growth & Income Fund

                          (a) 1 Year Ending Redeemable Value
                    ("ERV") of a $1,000 investment for the one year period ended December 31, 1996:

                          $1,000 (1+ .2227)1 = $1,222.70 ERV


                          (b) ERV of a $1,000 investment for
                    the period from the Fund's inception on August 1, 1994 through December 31, 1996:

                         $1,000 (1+ 14.25)2.4167 = $1,379.82 ERV

[ARTICLE] 6
[CIK] 0000709364
[NAME] THE ROYCE FUND
[SERIES]
   [NUMBER] 9
   [NAME] THE REVEST GROWTH & INCOME FUND

[PERIOD-TYPE]                   YEAR
[FISCAL-YEAR-END]                          DEC-31-1996
[PERIOD-END]                               DEC-31-1996
[INVESTMENTS-AT-COST]                         34799635
[INVESTMENTS-AT-VALUE]                        42132204
[RECEIVABLES]                                   224993
[ASSETS-OTHER]                                   37879
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                42395076
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       296229
[TOTAL-LIABILITIES]                             296229
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                      34789375
[SHARES-COMMON-STOCK]                             3448
[SHARES-COMMON-PRIOR]                             3336
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                           11703
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                         14842
[ACCUM-APPREC-OR-DEPREC]                       7332569
[NET-ASSETS]                                  42098847
[DIVIDEND-INCOME]                               829917
[INTEREST-INCOME]                               327767
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                  487230
[NET-INVESTMENT-INCOME]                         670454
[REALIZED-GAINS-CURRENT]                       2201712
[APPREC-INCREASE-CURRENT]                      4806560
[NET-CHANGE-FROM-OPS]                          7008272
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                       675154
[DISTRIBUTIONS-OF-GAINS]                       2223159
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        4876471
[NUMBER-OF-SHARES-REDEEMED]                    6064607
[SHARES-REINVESTED]                            2702689
[NET-CHANGE-IN-ASSETS]                         6294966
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                         6589
[OVERDISTRIB-NII-PRIOR]                           6056
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           375493
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                 487230
[AVERAGE-NET-ASSETS]                          37761784
[PER-SHARE-NAV-BEGIN]                            10.73
[PER-SHARE-NII]                                    .21
[PER-SHARE-GAIN-APPREC]                           2.16
[PER-SHARE-DIVIDEND]                               .21
[PER-SHARE-DISTRIBUTIONS]                          .68
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.21
[EXPENSE-RATIO]                                   1.29
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

                         THE ROYCE FUND
                  1414 AVENUE OF THE AMERICAS
                    NEW YORK, NEW YORK 10019



                                        February 14, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                    Re:  The Royce Fund
                         Registration No. 2-80348
                         File No. 811-3599
Gentlemen:

      I have reviewed Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The Royce Fund (the "Fund") under the Securities Act of 1933, as amended (the "Act"), which is to be filed by the Fund with the Commission pursuant to paragraph (b) of Rule 485 under the Act. This is to advise you that it is my judgment that such Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule.


                                        Sincerely,

                                        S/JOHN E. DENNEEN
                                        John E. Denneen
                                        Associate General Counsel